UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

August 31, 2008
 unaudited

Common stocks — 87.75%	Shares	Value (000)

SOFTWARE & SERVICES — 12.76%
Google Inc., Class A1	397,200	$184,019
Microsoft Corp.	5,080,000	138,633
Yahoo! Inc.[1]	6,295,000	121,997
Tencent Holdings Ltd.[2]	10,380,000	88,417
Oracle Corp.[1]	3,895,000	85,417
Global Payments Inc.	1,620,000	78,100
Symantec Corp.[1]	3,500,000	78,085
SAP AG2	940,000	52,608
Wirecard AG1,2	3,685,000	44,945
Paychex, Inc.	1,125,000	38,340
eBay Inc.[1]	1,300,000	32,409
United Internet AG2	1,553,000	22,688
Automatic Data Processing, Inc.	465,000	20,637
Verifone Holdings, Inc.[1]	865,000	17,438
Novell, Inc.[1]	1,760,000	11,317
Moneysupermarket.com Group PLC[2]	6,985,000	9,777
ProAct Holdings, LLC[1,2,3]	3,500,000	—
		1,024,827

TECHNOLOGY HARDWARE & EQUIPMENT — 9.23%
Apple Inc.[1]	1,138,000	192,925
Cisco Systems, Inc.[1]	7,304,200	175,666
EMC Corp.[1]	4,600,000	70,288
Delta Electronics, Inc.[2]	25,781,520	69,231
Acer Inc.[2]	28,639,903	57,112
Logitech International SA1	1,700,000	45,373
Nokia Corp.[2]	1,530,000	38,467
Avid Technology, Inc.[1]	1,600,000	37,184
Lenovo Group Ltd.[2]	41,704,000	28,127
Flextronics International Ltd.[1]	1,031,534	9,201
AU Optronics Corp.[2]	6,495,149	7,780
Motorola, Inc.	700,000	6,594
Seagate Technology	256,400	3,823
		741,771

BANKS — 8.94%
Wells Fargo & Co.	3,000,000	90,810
Banco Bradesco SA, preferred nominative	4,234,969	77,752
HSBC Holdings PLC (Hong Kong)[2]	2,400,000	37,779
HSBC Holdings PLC (United Kingdom)[2]	1,353,500	21,302
Pusan Bank[2]	5,160,000	57,325
Bank of China Ltd., Class H2	118,855,000	51,259
ICICI Bank Ltd.[2]	3,285,000	49,588
Banco Santander, SA2	2,569,523	43,675
PT Bank Mandiri (Persero) Tbk[2]	137,000,000	42,035
Hudson City Bancorp, Inc.	2,000,000	36,880
BOC Hong Kong (Holdings) Ltd.[2]	16,025,000	35,733
M&T Bank Corp.	430,000	30,676
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	19,967
Shinhan Financial Group Co., Ltd.[2]	434,180	19,867
Daegu Bank, Ltd.[2]	1,448,800	16,180
Raiffeisen International Bank-Holding AG2	140,708	15,480
Grupo Financiero Banorte, SAB de CV, Series O	3,542,812	14,278
Sberbank (Savings Bank of the Russian Federation) (GDR)[2]	46,200	12,690
Kookmin Bank[2]	229,200	12,573
HDFC Bank Ltd.[2]	405,288	11,662
UniCredit SpA[2]	1,700,000	9,196
JSC Halyk Bank of Kazakhstan (GDR)[2]	473,000	4,799
JSC Halyk Bank of Kazakhstan (GDR)[2,4]	115,400	1,171
Freddie Mac	1,230,000	5,547
		718,224

HEALTH CARE EQUIPMENT & SERVICES — 6.08%
Inverness Medical Innovations, Inc.[1]	2,860,000	101,587
NuVasive, Inc.[1,5]	2,023,586	96,444
Varian Medical Systems, Inc.[1]	861,500	54,412
Aetna Inc.	1,205,000	51,984
Beckman Coulter, Inc.	515,000	38,017
Express Scripts, Inc.[1]	500,000	36,705
Sirona Dental Systems, Inc.[1]	1,035,000	28,452
Cardinal Health, Inc.	360,000	19,793
Allscripts Healthcare Solutions, Inc.[1]	1,000,000	14,340
Medtronic, Inc.	255,000	13,923
American Medical Systems Holdings, Inc.[1]	550,000	9,790
St. Jude Medical, Inc.[1]	150,000	6,874
ArthroCare Corp.[1]	250,000	6,410
Apria Healthcare Group Inc.[1]	242,100	4,789
Mentor Corp.	189,000	4,665
		488,185

ENERGY — 5.97%
Schlumberger Ltd.	2,395,000	225,657
Smith International, Inc.	1,327,392	92,519
Baker Hughes Inc.	800,000	64,008
WorleyParsons Ltd.[2]	2,000,000	62,943
Patterson-UTI Energy, Inc.	1,200,000	34,104
		479,231

RETAILING — 5.48%
Lowe’s Companies, Inc.	2,850,000	70,224
Target Corp.	1,250,000	66,275
O’Reilly Automotive, Inc.[1]	1,820,500	53,013
Best Buy Co., Inc.	1,150,000	51,485
Bed Bath & Beyond Inc.[1]	1,675,000	51,356
Industria de Diseno Textil, SA2	830,000	38,625
Li & Fung Ltd.[2]	12,000,000	36,729
Tractor Supply Co.[1]	600,000	25,572
Abercrombie & Fitch Co., Class A	400,000	20,980
Lotte Shopping Co.[2]	70,000	19,015
Williams-Sonoma, Inc.	369,800	6,542
		439,816

TELECOMMUNICATION SERVICES — 5.25%
Telephone and Data Systems, Inc.	931,100	35,754
Telephone and Data Systems, Inc., Special Common Shares	931,100	34,777
Philippine Long Distance Telephone Co.[2]	465,040	27,500
Philippine Long Distance Telephone Co. (ADR)	299,500	17,757
Koninklijke KPN NV2	2,200,000	37,326
MTN Group Ltd.[2]	2,300,000	35,239
Singapore Telecommunications Ltd.[2]	13,500,000	33,463
Telenor ASA[2]	2,070,000	32,548
OJSC Mobile TeleSystems (ADR)	427,300	29,056
Qwest Communications International Inc.	6,659,000	25,171
Verizon Communications Inc.	585,000	20,545
tw telecom inc., Class A1	1,280,000	19,635
Orascom Telecom Holding SAE (GDR)[2]	367,216	19,023
Total Access Communication PCL[2]	14,905,000	18,810
Sprint Nextel Corp., Series 1	1,980,000	17,266
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	13,615,500	11,879
Globe Telecom, Inc.[2]	265,000	6,310
		422,059

MEDIA — 5.14%
Time Warner Inc.	5,140,000	84,142
British Sky Broadcasting Group PLC[2]	6,835,000	57,930
Scripps Networks Interactive, Inc., Class A	900,000	37,386
Walt Disney Co.	1,150,000	37,202
Vivendi SA2	900,000	34,782
Omnicom Group Inc.	800,000	33,912
Time Warner Cable Inc., Class A1	1,190,000	31,832
CTC Media, Inc.[1]	1,344,500	26,083
Daily Mail and General Trust PLC, Class A, nonvoting[2]	3,155,000	21,274
Schibsted ASA[2]	525,000	13,501
News Corp., Class A	802,815	11,368
Comcast Corp., Class A	525,000	11,120
Multi Screen Media Private Ltd.[1,2,3]	79,866	7,450
Next Media Ltd.[2]	15,662,000	4,820
		412,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.46%
Intel Corp.	5,400,000	123,498
NVIDIA Corp.[1]	3,000,000	37,920
Siliconware Precision Industries Co., Ltd.[2]	23,676,166	32,680
Linear Technology Corp.	600,000	19,584
Texas Instruments Inc.	750,000	18,382
Microchip Technology Inc.	500,000	16,005
Maxim Integrated Products, Inc.	600,000	12,330
KLA-Tencor Corp.	243,000	9,006
Varian Semiconductor Equipment Associates, Inc.[1]	136,500	4,409
MEMC Electronic Materials, Inc.[1]	83,200	4,084
		277,898

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.13%
Novo Nordisk A/S, Class B2	1,040,000	57,813
Vertex Pharmaceuticals Inc.[1]	1,500,000	40,290
Millipore Corp.[1]	504,000	37,805
Bayer AG, non-registered shares[2]	414,000	32,778
Richter Gedeon NYRT[2]	155,000	30,694
Amgen Inc.[1]	325,000	20,426
Forest Laboratories, Inc.[1]	391,700	13,980
Roche Holding AG2	55,400	9,336
Array BioPharma Inc.[1]	580,000	4,739
Exelixis, Inc.[1]	550,000	3,129
		250,990

UTILITIES — 3.04%
Iberdrola Renovables, SA Unipersonal[1,2]	10,000,000	63,749
Veolia Environnement[2]	980,000	52,725
GDF Suez[2]	715,890	41,239
Tanjong PLC[2]	9,393,000	36,570
Electric Power Development Co., Ltd.[2]	647,400	23,865
E.ON AG2	339,000	19,793
NTPC Ltd.[2]	1,619,000	6,411
		244,352

DIVERSIFIED FINANCIALS — 3.04%
American Express Co.	1,800,000	71,424
Citigroup Inc.	1,880,000	35,701
State Street Corp.	500,000	33,835
JPMorgan Chase & Co.	800,000	30,792
Capital One Financial Corp.	580,000	25,601
ING Groep NV, depository receipts[2]	761,910	23,849
Bank of New York Mellon Corp.	620,000	21,458
Azimut Holding SpA[2]	165,113	1,449
		244,109

TRANSPORTATION — 2.25%
Ryanair Holdings PLC (ADR)[1]	5,866,300	133,517
United Parcel Service, Inc., Class B	375,000	24,045
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	10,618
Container Corp. of India Ltd.[2]	360,000	7,192
Hopewell Highway Infrastructure Ltd.[2]	7,418,000	5,623
		180,995

COMMERCIAL & PROFESSIONAL SERVICES — 2.13%
Downer EDI Ltd.[2]	6,700,000	42,346
Robert Half International Inc.	1,525,000	39,040
Iron Mountain Inc.[1]	1,000,000	28,910
Randstad Holding NV2	793,000	24,325
Monster Worldwide, Inc.[1]	1,000,000	19,540
United Stationers Inc.[1]	336,300	16,674
		170,835

CAPITAL GOODS — 1.91%
Boart Longyear Ltd.[2]	30,000,000	50,394
Boart Longyear Ltd.[2,3]	10,800,000	18,142
Leighton Holdings Ltd.[2]	1,017,858	40,118
Max India Ltd.[1,2]	5,500,000	24,923
Watsco, Inc.	180,000	9,214
PT AKR Corporindo Tbk[2]	45,000,000	6,077
Beacon Roofing Supply, Inc.[1]	300,000	4,884
		153,752

CONSUMER SERVICES — 1.62%
Carnival Corp., units	1,100,000	40,766
William Hill PLC[2]	3,891,740	20,017
Shangri-La Asia Ltd.[2]	10,000,000	19,191
Las Vegas Sands Corp.[1]	400,000	18,964
MGM Mirage, Inc.[1]	500,000	17,595
OPAP (Greek Organization of Football Prognostics) SA2	198,710	6,971
Life Time Fitness, Inc.[1]	195,000	6,893
		130,397

INSURANCE — 1.18%
Admiral Group PLC[2]	2,000,000	35,398
Genworth Financial, Inc., Class A	1,300,000	20,865
China Life Insurance Co. Ltd., Class H2	5,305,000	20,297
AXA SA2	415,000	13,308
XL Capital Ltd., Class A	250,000	5,025
		94,893

CONSUMER DURABLES & APPAREL — 1.16%
GEOX SpA[2]	3,810,904	46,514
Jumbo SA2	1,117,000	26,171
Burberry Group PLC[2]	2,515,000	20,505
		93,190

FOOD & STAPLES RETAILING — 0.64%
Costco Wholesale Corp.	560,000	37,554
Whole Foods Market, Inc.	750,000	13,732
		51,286

MATERIALS — 0.36%
Monsanto Co.	137,227	15,678
Nitto Denko Corp.[2]	448,400	13,498
		29,176

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		399,775

Total common stocks (cost: $6,737,809,000)		7,048,563

	Shares or
Convertible securities — 0.52%	principal amount

DIVERSIFIED FINANCIALS — 0.38%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	675,000	30,207

TELECOMMUNICATION SERVICES — 0.08%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	6,640

INSURANCE — 0.06%
American International Group, Inc. 8.50% convertible preferred 2011, units	92,163	4,594

Total convertible securities (cost: $47,062,000)		41,441

	Principal amount	Value
Short-term securities — 11.55%	(000)	(000)

U.S. Treasury Bills 1.68%–1.9495% due 9/18/2008–2/12/2009	$125,100	$124,627
Procter & Gamble International Funding S.C.A. 2.20%–2.27% due 9/3–9/29/2008[4]	81,400	81,274
Hewlett-Packard Co. 2.17%–2.25% due 10/3–10/20/2008[4]	81,050	80,845
Federal Home Loan Bank 2.32%–2.57% due 10/3–11/14/2008	80,700	80,356
Merck & Co. Inc. 2.08%–2.15% due 9/19–10/10/2008	74,800	74,616
Concentrate Manufacturing Co. of Ireland 2.07% due 9/22/2008[4]	41,500	41,447
PepsiCo Inc. 2.02% due 9/17/2008[4]	28,200	28,173
AT&T Inc. 2.18%–2.28% due 9/22–10/31/2008[4]	68,900	68,653
Fannie Mae 2.44% due 10/20/2008	54,800	54,639
Medtronic Inc. 2.04%–2.05% due 9/9–9/24/2008[4]	44,500	44,456
Variable Funding Capital Corp. 2.77% due 9/22/2008[4]	30,700	30,645
E.I. duPont de Nemours and Co. 2.07% due 9/24/2008[4]	30,400	30,358
Freddie Mac 2.11%–2.25% due 9/12–9/19/2008	28,700	28,676
Colgate-Palmolive Co. 2.02% due 9/30/2008[4]	25,100	25,058
United Parcel Service Inc. 2.15% due 10/31/2008[4]	25,000	24,914
Yale University 2.50% due 11/4/2008	25,000	24,876
Coca-Cola Co. 2.16% due 10/31/2008[4]	22,000	21,897
Honeywell International Inc. 2.05% due 9/25/2008[4]	20,000	19,971
General Electric Capital Corp. 2.07% due 9/2/2008	19,300	19,296
Estée Lauder Companies Inc. 2.10% due 9/23/2008[4]	15,000	14,980
Park Avenue Receivables Co. LLC 2.45% due 9/10/2008[4]	7,700	7,695
Walt Disney Co. 2.00% due 10/9/2008	500	499

Total short-term securities (cost: $927,942,000)		927,951

Total investment securities (cost: $7,712,813,000)		8,017,955
Other assets less liabilities		14,727

Net assets		$8,032,682

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,426,246,000, which represented 30.20% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$33,750	$30,207	.38%
Boart Longyear Ltd.	4/4/2007	16,352	18,142	.22
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	7,450	.09
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$81,763	$55,799	.69%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $521,537,000, which represented 6.49% of the net assets of the fund.

[5]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliate

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  Further details on this holding and related transactions during the nine months ended August 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 8/31/08 (000)

Nuvasive, Inc.	1,490,186	583,400	50,000	2,023,586	—	$96,444

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$4,657,118
Level 2 — Other significant observable inputs	3,353,387	*
Level 3 — Significant unobservable inputs	7,450
Total	$8,017,955

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended August 31, 2008 (dollars in thousands):

Beginning value at 12/1/2007	$8,270
Net unrealized depreciation	(820)
Ending value at 8/31/2008	$7,450

Net unrealized depreciation during the period on Level 3 investment securities held at 8/31/2008	$(820)

*Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,084,996
Gross unrealized depreciation on investment securities	(779,799)
Net unrealized appreciation on investment securities	305,197
Cost of investment securities for federal income tax purposes	7,712,758

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-914-1008O-S15886

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: October 29, 2008